UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                ROBERT A. NESHER
                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

SEI INVESTMENTS



                          SEMI-ANNUAL REPORT AS OF DECEMBER 31, 2005 (UNAUDITED)


                                                          SEI LIQUID ASSET TRUST


                                                        TREASURY SECURITIES FUND

                                                           PRIME OBLIGATION FUND

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets                                                       1
--------------------------------------------------------------------------------
Statements of Operations                                                       4
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            5
--------------------------------------------------------------------------------
Financial Highlights                                                           6
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  7
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   10
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                                   11
--------------------------------------------------------------------------------



The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

Treasury Securities Fund
December 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

 89.9% Repurchase Agreements
 10.1% U.S. Treasury Obligation

*Percentages based on total investments.

-----------------------------------------------------------------------------------
                                                       Face Amount       Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 10.1%
  U.S. Treasury Notes
        1.625%, 02/28/06                                 $  3,000      $   2,989
                                                                       ---------
Total U.S. Treasury Obligation
(Cost $2,989) ($ Thousands)                                                2,989
                                                                       ---------
REPURCHASE AGREEMENTS (A) -- 90.2%
  Bear Stearns
   3.100%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $7,002,378
   (collateralized by a U.S. Treasury
   Bond, par value $4,845,000,
   8.750%, 08/15/20; total market
   value $7,143,733)                                        7,000         7,000
  BNP Paribas
   3.350%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $7,002,606
   (collateralized by a U.S. Treasury
   Note, par value $7,131,000,
   3.750%, 03/31/07; total market
   value $7,140,449)                                        7,000         7,000
   Deutsche Bank
   3.350%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $5,564,070
   (collateralized by U.S. Treasury
   Notes, ranging in par value
   $2,182,000-$3,575,000, 2.500%-
   3.250%, 10/31/06-01/15/09;
   total market value $5,673,466)                           5,562         5,562
  Morgan Stanley
   3.450%, dated 12/30/05, to be
   repurchased on 01/03/06,
   repurchase price $7,002,683
   (collateralized by a U.S. Treasury
   Bond, par value $5,764,000,
   7.250%, 05/15/16; total market
   value $7,140,976)                                        7,000         7,000
                                                                       ---------
Total Repurchase Agreements
 (Cost $26,562) ($ Thousands)                                             26,562
                                                                       ---------
Total Investments -- 100.3%
 (Cost $29,551) ($ Thousands)                                             29,551
                                                                       ---------


-----------------------------------------------------------------------------------
                                                                       Value
Description                                                        ($ Thousands)
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Income Distribution Payable                                            $    (92)
Administration Fees Payable                                                 (12)
Investment Advisory Fees Payable                                             (2)
Other Assets and Liabilities                                                 13
                                                                       --------
Total Other Assets and Liabilities                                          (93)
                                                                       --------
Net Assets -- 100.0%                                                   $ 29,458
                                                                       ========
NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                            $ 29,498
Undistributed net investment income                                          23
Accumulated net realized loss on investments                                (63)
                                                                       --------
Net Assets                                                             $ 29,458
                                                                       ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($29,458,108 / 29,497,642 shares)                                    $   1.00
                                                                       ========

(A)   Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005                1

STATEMENT OF NET ASSETS (Unaudited)

Prime Obligation Fund
December 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

  45.5% Commercial Paper
  23.6% Corporate Obligations
  17.4% Repurchase Agreement
   9.9% Certificates of Deposit
   3.7% Insurance Funding Agreement

*Percentages based on total investments.

-----------------------------------------------------------------------------
                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.5%

FINANCIAL SERVICES -- 41.3%
   Amstel Funding Corporation (B)+
      4.024%, 01/06/06                           $ 25,000        $ 24,986
   Bavaria TRR Corporation (A) (B)
      4.290%, 01/06/06                             30,000          30,000
   CC USA Incorporated (B)+
      4.010%, 03/22/06                             15,000          14,869
   Citibank Credit Card Issuance Trust+
      4.123%, 01/17/06                             10,000           9,982
   Compass Securitization (B)+
      4.347%, 02/21/06                             10,000           9,939
   Crown Point Capital Company LLC (B)+
      4.000%, 02/14/06                             20,000          19,904
   Eureka Securitization (B)+
      4.320%, 02/21/06                             10,000           9,940
   Georgetown Funding Company (B)+
      4.285%, 01/17/06                             25,000          24,953
   Giro Balanced Funding Corporation (B)+
      4.310%, 04/13/06                              5,000           4,940
   Govco Incorporated (B)+
      4.059%, 03/16/06                             15,000          14,877
   Grampian Funding LLC (B)+
      3.749%, 01/06/06                             25,000          24,987
      4.050%, 03/22/06                              5,000           4,956
   Greyhawk Funding LLC (B)+
      4.316%, 02/14/06                             10,000           9,948
   Klio II Funding Corporation (B)+
      4.456%, 03/08/06                             10,000           9,919
   Klio III Funding Corporation (B)+
      4.456%, 03/08/06                             10,000           9,919
   Lake Constance Funding LLC (B)+
      4.183%, 02/06/06                             15,000          14,938
   Lexington Parker Capital
   Company, LLC (A) (B)
      4.320%, 01/20/06                             25,000          25,000
   Lexington Parker Capital
   Company, LLC (B)+
      3.990%, 02/16/06                              7,500           7,463
   Medical Building Funding IV+
      4.537%, 01/13/06                              1,666           1,664
   New Center Asset Trust+
      4.285%, 02/07/06                             14,000          13,939
      4.306%, 02/15/06                             10,000           9,947
   Ormond Quay Funding LLC (A) (B)
      4.334%, 01/25/06                             15,000          14,999

-----------------------------------------------------------------------------
                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------
   Paradigm Funding LLC (B)+
      4.026%, 02/28/06                           $ 10,000        $  9,936
   Picaros Funding PLC+
      4.468%, 05/04/06                             15,000          14,776
   Premier Asset Collateral LLC (B)+
      4.370%, 01/30/06                                750             747
                                                                 --------
                                                                  337,528
                                                                 --------
INVESTMENT BANKERS/BROKER DEALERS -- 4.2%
   Lehman Brothers Holdings
      4.330%, 01/17/06 (A)                         15,000          15,000
      4.620%, 08/01/06+                            20,000          19,474
                                                                 --------
                                                                   34,474
                                                                 --------
Total Commercial Paper
   (Cost $372,002) ($ Thousands)                                  372,002
                                                                 --------

CORPORATE OBLIGATIONS (A) (B) -- 23.6%

FINANCIAL SERVICES -- 21.1%
   CC USA Incorporated
      4.354%, 01/17/06                             17,500          17,501
   Harrier Finance Funding LLC
      4.339%, 01/25/06                             30,000          29,995
   K2 LLC
      4.319%, 01/17/06                             30,000          30,000
   Sigma Finance Incorporated
      4.317%, 01/17/06                             25,000          24,999
   Tango Finance Corporation
      4.369%, 01/27/06                             35,000          35,001
   Whistlejacket Capital LLC
      4.325%, 01/20/06                             25,000          25,000
      4.334%, 01/27/06                             10,000           9,999
                                                                 --------
                                                                  172,495
                                                                 --------
INVESTMENT BANKERS/BROKER DEALERS -- 2.5%
   Goldman Sachs Group
      4.422%, 01/13/06                             20,000          20,000
                                                                 --------
Total Corporate Obligations
   (Cost $192,495) ($ Thousands)                                  192,495
                                                                 --------

CERTIFICATES OF DEPOSIT -- 10.0%

BANKS -- 3.6%
   Citibank NA
      4.340%, 02/17/06                              8,500           8,500
   Lasalle Bank NA
      4.070%, 07/26/06                              7,000           7,000
   Standard Federal Bank
      4.140%, 07/24/06                             14,000          14,000
                                                                 --------
                                                                   29,500
                                                                 --------

--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

-----------------------------------------------------------------------------
                                                 Face Amount       Value
Description                                     ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.4%
   HSBC Finance Corporation+
      4.459%, 03/13/06                            $  10,000      $   9,913
   Monument Gardens Funding LLC+
      4.142%, 01/10/06                                7,000          6,993
   Morgan Stanley (A)
      4.280%, 01/10/06                               10,000         10,000
      4.280%, 01/17/06                               20,000         20,000
   Thornburg Mortgage Capital Resources+
      4.457%, 02/15/06                                5,000          4,972
                                                                 ---------
                                                                    51,878
                                                                 ---------
Total Certificates of Deposit
   (Cost $81,378) ($ Thousands)                                     81,378
                                                                 ---------

INSURANCE FUNDING AGREEMENT (A) (C) -- 3.7%

INSURANCE -- 3.7%
   MetLife Funding Agreement
      4.330%, 02/01/06                               30,000         30,000
                                                                 ---------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                     30,000
                                                                 ---------

REPURCHASE AGREEMENT (D) -- 17.4%
   Goldman Sachs Group
      4.250%, dated 12/30/05, to be
      repurchased on 01/03/06, repurchase
      price $142,507,263 (collateralized
      by U.S. Treasury STRIPS, ranging
      in par value $31,227,938-
      $98,503,000, 4.372%-4.682%+,
      08/15/07-11/15/26; total market
      value $145,288,801)                           142,440        142,440
                                                                 ---------
Total Repurchase Agreement
   (Cost $142,440) ($ Thousands)                                   142,440
                                                                 ---------
Total Investments -- 100.2%
   (Cost $818,315) ($ Thousands)                                   818,315
                                                                 ---------


-----------------------------------------------------------------------------
                                                                   Value
Description                                                    ($ Thousands)
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Income Distribution Payable                                      $  (2,424)
Administration Fees Payable                                           (230)
Investment Advisory Fees Payable                                       (35)
Payable for Fund Shares Redeemed                                       (22)
Trustees' Fees Payable                                                  (3)
Other Assets and Liabilities                                         1,055
                                                                 ---------
Total Other Assets and Liabilities                                  (1,659)
                                                                 ---------
Net Assets -- 100.0%                                             $ 816,656
                                                                 =========
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                     $ 816,700
Accumulated net realized loss on investments                           (44)
                                                                 ---------
Net Assets
                                                                 $ 816,656
                                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($816,656,184 / 816,699,766 shares)                           $    1.00
                                                                 =========

+     The rate reported is the effective yield at the time of purchase.

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2005. The date shown is the earlier of the reset date or demand date.

(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

(C) Securities considered illiquid. The total value of such securities as of December 31, 2005 was $30,000,000 and represented 3.7% of Net Assets.

(D)   Tri-Party Repurchase Agreement

LLC -- Limited Liability Company

NA -- National Association

PLC -- Public Liability Company

STRIPS -- Separately Traded Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005               3

Statements of Operations ($ Thousands)


For the six month period ended December 31, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------
                                                        TREASURY SECURITIES        PRIME OBLIGATION
                                                                       FUND                    FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest Income                                                     $ 635                $ 13,821
----------------------------------------------------------------------------------------------------
EXPENSES:
  Administration Fees                                                    73                   1,535
  Shareholder Servicing Fees -- Class A                                  44                     914
  Investment Advisory Fees                                               10                     205
  Trustees' Fees                                                          1                      15
  Printing Fees                                                           2                      21
  Professional Fees                                                       1                      37
  Custodian/Wire Agent Fees                                               1                      13
  Insurance Expense                                                      --                       7
  Registration Fees                                                      --                       4
  Other Expenses                                                         --                      10
----------------------------------------------------------------------------------------------------
  Total Expenses                                                        132                   2,761
----------------------------------------------------------------------------------------------------
  Less, Waiver of:
     Administration Fees                                                (11)                   (239)
     Shareholder Servicing Fees -- Class A                              (44)                   (914)
----------------------------------------------------------------------------------------------------
  Net Expenses                                                           77                   1,608
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   558                  12,213
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     $ 558                $ 12,213
----------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended December 31, 2005 (Unaudited) and the year ended June 30, 2005

--------------------------------------------------------------------------------------------------------------------
                                                                TREASURY SECURITIES                PRIME OBLIGATION
                                                                               FUND                            FUND
--------------------------------------------------------------------------------------------------------------------
                                                        07/01/05 to     07/01/04 to     07/01/05 to     07/01/04 to
                                                           12/31/05        06/30/05        12/31/05        06/30/05
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                    $    558        $    663        $ 12,213        $ 14,103
  Net Realized Loss on Investments                               --              (1)             --              (4)
--------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
     from Operations                                            558             662          12,213          14,099
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
  Net Investment Income:
     Class A                                                   (567)           (677)        (12,210)        (14,107)
--------------------------------------------------------------------------------------------------------------------
  Total Dividends                                              (567)           (677)        (12,210)        (14,107)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
  Class A:
     Proceeds from Shares Issued                             39,000         115,914       2,591,856       6,218,188
     Reinvestment of Dividends                                   21              84           9,414          10,919
     Cost of Shares Redeemed                                (49,906)       (112,508)     (2,483,573)     (6,417,252)
--------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                        (10,885)          3,490         117,697        (188,145)
--------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets                     (10,894)          3,475         117,700        (188,153)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF YEAR                                          40,352          36,877         698,956         887,109
--------------------------------------------------------------------------------------------------------------------
  END OF YEAR                                              $ 29,458        $ 40,352        $816,656        $698,956
--------------------------------------------------------------------------------------------------------------------
  Undistributed Net Investment Income (Distributions
     in Excess of Net Investment Income)                   $     23        $     32        $     --        $     (3)
--------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005                5

Financial Highlights

For the six month period ended December 31, (Unaudited) and the years ended June 30,
For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------
                                                    Net Realized
                                                             and
                            Net Asset                 Unrealized           Total       Dividends
                               Value,          Net         Gains            From        From Net
                            Beginning   Investment            On      Investment      Investment            Total
                            of Period       Income    Securities      Operations          Income        Dividends
------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND

   CLASS A:
   2005*                        $1.00        $0.02           $--           $0.02          $(0.02)          $(0.02)
   2005                          1.00         0.02            --            0.02           (0.02)           (0.02)
   2004                          1.00         0.01            --            0.01           (0.01)           (0.01)
   2003                          1.00         0.01            --            0.01           (0.01)           (0.01)
   2002                          1.00         0.02            --            0.02           (0.02)           (0.02)
   2001                          1.00         0.05            --            0.05           (0.05)           (0.05)

PRIME OBLIGATION FUND

   CLASS A:
   2005*                        $1.00        $0.02           $--           $0.02          $(0.02)          $(0.02)
   2005                          1.00         0.02            --            0.02           (0.02)           (0.02)
   2004                          1.00         0.01            --            0.01           (0.01)           (0.01)
   2003                          1.00         0.01            --            0.01           (0.01)           (0.01)
   2002                          1.00         0.02            --            0.02           (0.02)           (0.02)
   2001                          1.00         0.06            --            0.06           (0.06)           (0.06)


-------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of
                                                                                       Ratio of  Net      Expenses
                                                                           Ratio of       Investment    to Average
                            Net Asset                      Net Assets      Expenses           Income    Net Assets
                           Value, End        Total      End of Period    to Average       to Average    (Excluding
                            of Period      Return+      ($ Thousands)    Net Assets       Net Assets      Waivers)
-------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND

   CLASS A:
   2005*                        $1.00         1.65%        $   29,458          0.44%            3.21%         0.75%
   2005                          1.00         1.71             40,352          0.44             1.68          0.79
   2004                          1.00         0.63             36,877          0.44             0.61          0.77
   2003                          1.00         1.06             79,383          0.44             1.06          0.76
   2002                          1.00         1.97            123,955          0.44             2.04          0.75
   2001                          1.00         5.55            145,961          0.44             5.58          0.74

PRIME OBLIGATION FUND

   CLASS A:
   2005*                        $1.00         1.69%        $  816,656          0.44%            3.34%         0.76%
   2005                          1.00         1.81            698,956          0.44             1.77          0.77
   2004                          1.00         0.68            887,109          0.44             0.68          0.77
   2003                          1.00         1.12          1,050,594          0.44             1.11          0.76
   2002                          1.00         2.08          1,026,880          0.44             2.05          0.75
   2001                          1.00         5.75            983,360          0.44             5.73          0.74

* For the six month period ended December 31, 2005. All ratios have been annualized.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

Notes to Financial Statements (Unaudited)

December 31, 2005

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the Treasury Securities Fund and the Prime Obligation Fund (each a "Fund", collectively the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2006, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005                7

Notes to Financial Statements (Unaudited) (Concluded)

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as each Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Funds.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2005 and June 30, 2004 were as follows

($ Thousands):
--------------------------------------------------------------------------------
                                                                 Ordinary Income
--------------------------------------------------------------------------------
Treasury Securities Fund                               2005            $  677

                                                       2004               401

Prime Obligation Fund                                  2005            14,107

                                                       2004             6,148

As of June 30, 2005, the components of accumulated losses on a tax basis were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                  Treasury                Prime
                                                Securities           Obligation
                                                      Fund                 Fund
--------------------------------------------------------------------------------
Capital Loss Carryforwards:

             Expiring in 2006                         $(61)             $    --

             Expiring in 2007                           --                   --

             Expiring in 2008                           --                   --

             Expiring in 2009                           --                   --

             Expiring in 2010                           --                   --

             Expiring in 2011                           (2)                 (39)

             Expiring in 2012                           --                   --

             Expiring in 2013                           --                   (3)

Undistributed Ordinary Income                          118                1,595

Post-October Losses                                     (1)                  (1)

Other Temporary Differences                            (85)              (1,599)
                                                      ----              -------
   Total Accumulated Losses                           $(31)             $   (47)
                                                      ====              =======

Post-October losses represent losses realized on investment transactions from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Funds defer and treat as have arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes, the book cost of securities was equal to the tax cost.

--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended June 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended June 30, 2005 and June 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005                9

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                         BEGINNING       ENDING                        EXPENSES
                                          ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                           VALUE          VALUE         EXPENSE         DURING
                                          7/1/05        12/31/05        RATIOS          PERIOD*
------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND -- CLASS A
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                       $1,000.00      $1,016.50           0.44%        $2.24

HYPOTHETICAL 5% RETURN                    1,000.00       1,022.99           0.44          2.24
------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS A
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                       $1,000.00      $1,016.90           0.44%        $2.24

HYPOTHETICAL 5% RETURN                    1,000.00       1,022.99           0.44          2.24

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).

--------------------------------------------------------------------------------
10               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

Board of Trustees Considerations in Approving the
Advisory and Sub-advisory Agreements (Unaudited)


The SEI Liquid Asset Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Adviser also is responsible for managing its employees who provide services to the Funds. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC's and the Sub-Adviser's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Adviser's profitability from their Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005               11

Board of Trustees Considerations in Approving the
Advisory and Sub-advisory Agreements (Unaudited) (Concluded)


At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Adviser and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Adviser's fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Adviser, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
12               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Adviser and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2005               13

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Jack J. McCue
VICE PRESIDENT

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call
1 800 DIAL SEI
(1 800 342 5734)

                                [GRAPHIC OMITTED]

SEI INVESTMENTS




SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-103 (12/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Liquid Asset Trust


By (Signature and Title)*                         /s/ Robert A. Nesher
                                                  ------------------------------
                                                  Robert A. Nesher
                                                  President and CEO

Date: February 22, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Robert A. Nesher
                                                  ------------------------------
                                                  Robert A. Nesher
                                                  President and CEO

Date: February 22, 2006


By (Signature and Title)*                         /s/ Stephen F. Panner
                                                  ------------------------------
                                                  Stephen F. Panner
                                                  Controller and CFO

Date: February 22, 2006

* Print the name and title of each signing officer under his or her signature.